Intangible Assets Other Than Goodwill (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Within One Year	$ (7,963)
Year Two	(6,868)
Year Three	(4,276)
Year Four	(4,229)
Year Five	(2,162)
Thereafter	(21,490)
Net Book Value	(46,988)	(54,951)
Unfavorable Lease Terms [Member]
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Within One Year	683
Year Two	683
Year Three	683
Year Four	684
Year Five	684
Thereafter	828
Net Book Value	4,245	4,928
Favorable Lease Terms [Member]
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Within One Year	(8,646)
Year Two	(7,551)
Year Three	(4,959)
Year Four	(4,913)
Year Five	(2,846)
Thereafter	(22,318)
Net Book Value	$ (51,233)	$ (59,879)